Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 9,167,000	$ 11,698,000
Interest-bearing deposits in other banks	17,245,000	4,777,000
Total cash and cash equivalents	26,412,000	16,475,000
SECURITIES, available-for-sale	183,611,000	167,354,000
FEDERAL HOME LOAN BANK STOCK, at cost	5,302,000	5,302,000
LOANS HELD FOR SALE	15,301,000	7,705,000
Loans and leases	576,424,000	561,614,000
Less allowance for loan and lease losses	4,131,000	3,527,000
Net loans and leases	572,293,000	558,087,000
PREMISES AND EQUIPMENT, net	18,789,000	18,968,000
GOODWILL	28,616,000	28,616,000
CORE DEPOSIT INTANGIBLE ASSETS, net	794,000	953,000
CASH SURRENDER VALUE OF LIFE INSURANCE	18,613,000	18,223,000
OTHER REAL ESTATE OWNED		108,000
OTHER ASSETS, including accrued interest receivable	10,283,000	8,509,000
TOTAL ASSETS	880,014,000	830,300,000
Deposits:
Non-interest bearing	116,360,000	115,333,000
Interest-bearing	590,774,000	550,903,000
Total deposits	707,134,000	666,236,000
Other borrowings	58,750,000	65,443,000
Junior subordinated deferrable interest debentures	12,908,000	12,874,000
Other liabilities	6,441,000	4,803,000
Total liabilities	785,233,000	749,356,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares; 3,268,095 and 3,269,358 shares outstanding at December 31 2019 and 2018, respectively	3,761,000	3,761,000
Surplus	15,251,000	14,960,000
Retained earnings	80,629,000	71,670,000
Accumulated other comprehensive income (loss)	2,872,000	(1,764,000)
Treasury stock, at cost, 492,462 shares at December 31, 2019 and 491,199 shares at December 31, 2018	(7,732,000)	(7,683,000)
Total shareholders’ equity	94,781,000	80,944,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 880,014,000	$ 830,300,000